Loans (Impaired Loans By Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	$ 1,794	$ 675
Impaired Loans with No Allowance: Unpaid Principal Balance	1,857	738
Impaired Loans with No Allowance: Average Recorded Investment	1,172	812
Impaired Loans with No Allowance: Interest Income	69	12
Impaired Loans with Allowance: Recorded Investment	2,913	2,235
Impaired Loans with Allowance: Unpaid Principal Balance	2,913	2,235
Impaired Loans with Allowance: Related Allowance	773	466
Impaired Loans with Allowance: Average Recorded Investment	2,110	2,238
Impaired Loans with Allowance: Interest Income	109	23
Total Impaired Loans: Recorded Investment	4,707	2,910
Total Impaired Loans: Unpaid Principal Balance	4,770	2,973
Total Impaired Loans, Average Recorded Investment	3,282	3,050
Total Impaired Loans, Interest Income Recognized	178	35
Residential mortgage portfolio [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	213	213
Impaired Loans with No Allowance: Unpaid Principal Balance	276	276
Impaired Loans with No Allowance: Average Recorded Investment	213	349
Impaired Loans with No Allowance: Interest Income		4
Impaired Loans with Allowance: Recorded Investment	200	46
Impaired Loans with Allowance: Unpaid Principal Balance	200	46
Impaired Loans with Allowance: Related Allowance	10	2
Impaired Loans with Allowance: Average Recorded Investment	129	46
Impaired Loans with Allowance: Interest Income	6	1
Total Impaired Loans: Recorded Investment	413	259
Total Impaired Loans: Unpaid Principal Balance	476	322
Total Impaired Loans, Average Recorded Investment	342	395
Total Impaired Loans, Interest Income Recognized	6	5
Nonresidential mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	1,148	462
Impaired Loans with No Allowance: Unpaid Principal Balance	1,148	462
Impaired Loans with No Allowance: Average Recorded Investment	814	463
Impaired Loans with No Allowance: Interest Income	58	8
Impaired Loans with Allowance: Recorded Investment	648	1,255
Impaired Loans with Allowance: Unpaid Principal Balance	648	1,255
Impaired Loans with Allowance: Related Allowance	208	292
Impaired Loans with Allowance: Average Recorded Investment	651	1,257
Impaired Loans with Allowance: Interest Income	21	11
Total Impaired Loans: Recorded Investment	1,796	1,717
Total Impaired Loans: Unpaid Principal Balance	1,796	1,717
Total Impaired Loans, Average Recorded Investment	1,465	1,720
Total Impaired Loans, Interest Income Recognized	79	19
Commercial construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with Allowance: Recorded Investment	1,075
Impaired Loans with Allowance: Unpaid Principal Balance	1,075
Impaired Loans with Allowance: Related Allowance	365
Impaired Loans with Allowance: Average Recorded Investment	357
Impaired Loans with Allowance: Interest Income	23
Total Impaired Loans: Recorded Investment	1,075
Total Impaired Loans: Unpaid Principal Balance	1,075
Total Impaired Loans, Average Recorded Investment	357
Total Impaired Loans, Interest Income Recognized	23
Multi-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	433
Impaired Loans with No Allowance: Unpaid Principal Balance	433
Impaired Loans with No Allowance: Average Recorded Investment	145
Impaired Loans with No Allowance: Interest Income	11
Impaired Loans with Allowance: Recorded Investment	428	434
Impaired Loans with Allowance: Unpaid Principal Balance	428	434
Impaired Loans with Allowance: Related Allowance	155	160
Impaired Loans with Allowance: Average Recorded Investment	431	435
Impaired Loans with Allowance: Interest Income	24	4
Total Impaired Loans: Recorded Investment	861	434
Total Impaired Loans: Unpaid Principal Balance	861	434
Total Impaired Loans, Average Recorded Investment	576	435
Total Impaired Loans, Interest Income Recognized	35	4
Commercial loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with Allowance: Recorded Investment	562	500
Impaired Loans with Allowance: Unpaid Principal Balance	562	500
Impaired Loans with Allowance: Related Allowance	35	12
Impaired Loans with Allowance: Average Recorded Investment	542	500
Impaired Loans with Allowance: Interest Income	35	7
Total Impaired Loans: Recorded Investment	562	500
Total Impaired Loans: Unpaid Principal Balance	562	500
Total Impaired Loans, Average Recorded Investment	542	500
Total Impaired Loans, Interest Income Recognized	$ 35	$ 7